Revenues and Long-Lived Assets by Geographical Area (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Segment Reporting Information [Line Items]
Revenues	$ 4,947	$ 4,384	$ 4,094
Property and equipment, net	11,383	10,514	10,231
United States
Segment Reporting Information [Line Items]
Revenues	4,671	4,200	3,956
Property and equipment, net	10,874	10,095	10,013
Australia
Segment Reporting Information [Line Items]
Revenues	27
Property and equipment, net	136
Brazil
Segment Reporting Information [Line Items]
Revenues	33	8
Property and equipment, net	42	48
Canada
Segment Reporting Information [Line Items]
Revenues	115	109	96
Property and equipment, net	126	131	135
Chile
Segment Reporting Information [Line Items]
Revenues	28	29	25
Property and equipment, net	58	56	53
Mexico
Segment Reporting Information [Line Items]
Revenues	24	21	17
Property and equipment, net	23	29	30
New Zealand
Segment Reporting Information [Line Items]
Revenues	32
Property and equipment, net	124
United Kingdom
Segment Reporting Information [Line Items]
Revenues	17	17
Property and equipment, net		$ 155